Investment income/(losses) - Summary of Investment Income (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest income
Financial assets at amortized cost	¥ 77,729	¥ 124,583	¥ 218,072
Financial assets at other comprehensive income	47,037	0	0
Financial assets held under resale agreements	0	0	76,737
Interest income	124,766	124,583	294,809
Realized gains
Financial assets at fair value through profit or loss	412,563	480,396	350,884
Net change in unrealized losses
Financial assets at fair value through profit or loss	(1,583,149)	(525,003)	(132,875)
Investments Income Loss	¥ (1,045,820)	¥ 79,976	¥ 512,818